PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 8,509	Rp 9,717
Service costs	657	504
Interest income	595	607
Employer's contributions	(1,639)	(719)
Pension benefit obligations at end of year	Rp 9,862	Rp 8,509